Investments in Associates and Other Companies (Tables)	12 Months Ended
Dec. 31, 2025
Investments in Associates and Other Companies [Abstract]
Schedule of Investments in Associates and Other
Investments in associates and other companies are shown in the following table:

	Ownership interest As of December 31,			Carrying value As of December 31,			Profit and loss As of December 31,
	2025%	2024%	2023%	2025 MCh$	2024 MCh$	2023 MCh$	2025 MCh$	2024 MCh$	2023 MCh$
Redbanc S.A.	33.43	33.43	33.43	5,748	4,717	4,168	1,122	581	255
Transbank S.A.	25.00	25.00	25.00	41,969	37,355	32,736	4,628	4,638	5,007
Centro de Compensación Automatizado S.A.	33.33	33.33	33.33	6,296	6,785	4,863	2,007	1,875	1,689
Sociedad Interbancaria de Depósito de Valores S.A.	29.29	29.29	29.29	3,361	2,907	2,615	617	485	505
Cámara de Compensación de Alto Valor S.A.	13.72	13.72	15.00	1,376	1,194	1,199	217	133	88
Administrador Financiero del Transantiago S.A.	20.00	20.00	20.00	2,060	1,434	4,285	513	557	726
Servicios de Infraestructura de Mercado OTC S.A.	12.48	12.48	12.48	1,890	1,925	1,824	35	152	134
Subtotal				62,700	56,317	51,690	9,139	8,421	8,404
Shares or rights in other companies
Stock Exchanges				4,328	3,451	3,575	149	109	349
Others				12	17	19	1	3	10
Subtotal				4,340	3,468	3,594	150	112	359
Results from the sale of ownership in investment in companies
Companies in the country							-	1,903	-
Subtotal							-	1,903	-

Total				67,040	59,785	55,284	9,289	10,436	8,763

Schedule of Fair Value of these Equity Investments	The fair value of these equity investments is as follows:

	December 31,
	2025	2024
	MCh$	MCh$
Stock exchange	4,328	3,451
Others	12	17
Total	4,340	3,468

Schedule of Financial Information of Associates	Summary of financial information of associates as of and for the years ended December 31, 2025, 2024 and 2023:

	As of December 31,
	2025				2024				2023
	Assets	Liabilities	Equity	Net income	Assets	Liabilities	Equity	Net income	Assets	Liabilities	Equity	Net income
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Redbanc S.A.	30,199	13,005	13,839	3,355	29,404	15,293	12,372	1,739	27,330	14,862	11,712	756
Transbank S.A.	1,450,233	1,282,356	147,802	20,075	1,503,575	1,354,156	137,956	11,463	1,409,045	1,278,102	111,143	19,800
Centro de Compensación Automatizado S.A.	22,268	3,980	12,266	6,022	23,420	3,628	14,167	5,625	17,362	3,280	9,024	5,058
Sociedad Interbancaria de Depósito de Valores S.A.	11,474	1	9,513	1,960	9,927	1	8,269	1,657	8,938	525	6,695	1,718
Cámara de Compensación de Alto Valor S.A.	11,209	1,607	8,021	1581	9,794	1,338	7,489	967	9,167	1343	7,252	572
Administrador Financiero del Transantiago S.A.	62,568	52,959	7,310	2,299	57,628	47,677	7,164	2,787	67,582	47,241	16,725	3,616
Servicios de Infraestructura de Mercado OTC S.A.	18,810	3,750	14,780	280	15,910	852	13,837	1221	32,888	18,578	13,250	1060
Total	1,606,761	1,357,658	213,531	35,572	1,649,658	1,422,945	201,254	25,459	1,572,312	1,363,931	175,801	32,580

Schedule of Activity with Respect to Investments in Other Companies	Activity with respect to investments in other companies in 2025, 2025 and 2024 is as follows:

	As of December 31,
	2025	2024	2023
	MCh$	MCh$	MCh$
Opening balance as of January 1,	59,785	55,284	46,586
Acquisition of investments	-	-	-
Sale of investments	-	(106)	-
Participation in income	9,139	8,421	8,404
Dividends received	(3,385)	(966)	(2,944)
Other adjustments	1,501	(2,848)	3,238
Closing balances as of December 31,	67,040	59,785	55,284